Stockholder's Equity Stockholders' Equity - Summary of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Nov. 14, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Income (loss) from continuing operations										$ 3,858	$ 258,416	$ 58,928
Less: Profit Allocation paid to Holders										17,731	11,870	15,990
Less: Effect of contribution based profit—Holding Event										2,804	2,259	1,480
Income (loss) from Holdings attributable to Trust shares										(16,677)	244,287	41,458
Income from discontinued operations attributable to Holdings										157,980	20,419	9,136
Income from discontinued operations attributable to Trust shares										$ 157,980	$ 19,873	$ 9,136
Basic and diluted weighted average shares outstanding (in shares)									48,300	54,300	49,089	48,300
Income from operations—Basic and fully diluted (in dollars per share)	$ (0.37)	$ 0.14	$ 0.28	$ 0.42	$ 0.04	$ 5.06	$ (0.01)	$ (0.04)		$ (0.30)	$ 4.98	$ 0.86
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.02)	$ 2.87	$ 0.12	$ 0.05	$ 0.10	$ 0.09	$ 0.12	$ 0.12		2.91	0.40	0.19
Earnings Per Share, Diluted										$ 2.61	$ 5.38	$ 1.05
Discontinued Operations, Disposed of by Sale
Class of Stock [Line Items]
Less: Effect of contribution based profit—Holding Event											$ 546